[Ropes & Gray LLP]

December 2, 2016	Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862 kathleen.nichols@ropesgray.com

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Voya Mutual Funds (File Nos. 033-56094 and 811-07428)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 195 (“Amendment”) to the Registration Statement of Voya Mutual Funds (the “Registrant”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), and shall become effective on December 5, 2016.

In addition to Part C, the Amendment includes the following documents for the below listed funds (each, a “Fund” and collectively, the “Funds”):

1.	Statutory Prospectus for Class A and Class I shares of Voya Global Corporate Leaders® 100 Fund and Voya Global High Dividend Low Volatility Fund; and

2.	The Statement of Additional Information for Voya Global Corporate Leaders® 100 Fund and Voya Global High Dividend Low Volatility Fund.

The Registrant is filing the Amendment for the purpose of registering Class A and Class I shares of the Funds. Although Statutory Prospectuses and Statements of Additional Information for Class A, Class I, and Class R6 shares of each of the Funds were filed pursuant to Rule 485(a) under the Act on September 16, 2016 as Post-Effective Amendment No. 194 to the Registration Statement under the Act, the Registrant is filing the Amendment for the purpose of registering only those share classes noted above.

In connection with this Amendment, the Registrant plans to file, a separate filing pursuant to Rule 497(k) for each Fund’s definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-1A as does the Statutory Prospectus included in this Amendment. This transmittal letter shall also serve as the transmittal letter for each of the corresponding filings made pursuant to Rule 497(k).

- 2 -	December 2, 2016

We have assisted the Company in the preparation of the Amendment and believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing. Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at (480) 477-2660.

Very truly yours,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:	Kristen Freeman, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.